CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 60,027	$ 92,001
Voyage receivables, including unbilled of $54,701 and $61,416	58,187	66,918
Other receivables	4,411	5,302
Inventories	3,270	1,338
Prepaid expenses and other current assets	5,897	5,350
Total Current Assets	131,792	170,909
Restricted cash	10,579
Vessels and other property, less accumulated depreciation	1,104,727	1,100,050
Vessel held for sale, net	5,108
Deferred drydock expenditures, net	30,528	30,557
Total Vessels, Deferred Drydock and Other Property	1,140,363	1,130,607
Investments in and advances to affiliated companies	378,894	358,681
Other assets	2,856	2,324
Total Assets	1,664,484	1,662,521
Current Liabilities:
Accounts payable, accrued expenses and other current liabilities	22,805	38,237
Payable to OSG	367	683
Current installments of long-term debt	24,063	6,183
Total Current Liabilities	47,235	45,103
Long-term debt	528,874	433,468
Other liabilities	2,721	4,438
Total Liabilities	578,830	483,009
Commitments and contingencies
Equity:
Capital - 100,000,000 no par value shares authorized; 29,089,865 and 29,189,454 shares issued and outstanding	1,306,606	1,306,236
Accumulated deficit	(180,545)	(74,457)
Stockholders Equity Subtotal	1,126,061	1,231,779
Accumulated other comprehensive loss	(40,407)	(52,267)
Total Equity	1,085,654	1,179,512
Total Liabilities and Equity	1,664,484	1,662,521
Parent Company [Member]
Current Assets:
Cash and cash equivalents	1,624	2,013
Other receivables	6	182
Prepaid expenses and other current assets	575	615
Total Current Assets	2,205	2,810
Investments in subsidiaries	978,737	1,468,610
Investments in and advances to affiliated companies	102,398	77,299
Intercompany receivables	3,126	75,871
Other assets		1,691
Total Assets	1,086,466	1,626,281
Current Liabilities:
Accounts payable, accrued expenses and other current liabilities	621	6,878
Payable to OSG	47	85
Current installments of long-term debt		6,183
Total Current Liabilities	668	13,146
Long-term debt		433,468
Intercompany payables	143	155
Total Liabilities	811	446,769
Equity:
Capital - 100,000,000 no par value shares authorized; 29,089,865 and 29,189,454 shares issued and outstanding	1,306,606	1,306,236
Accumulated deficit	(180,544)	(74,457)
Stockholders Equity Subtotal	1,126,062	1,231,779
Accumulated other comprehensive loss	(40,407)	(52,267)
Total Equity	1,085,655	1,179,512
Total Liabilities and Equity	$ 1,086,466	$ 1,626,281